Debt - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012	May. 18, 2012
Debt Disclosure [Abstract]
Line of credit facility, maximum borrowing capacity	$ 3,000,000,000			$ 3,000,000,000
Line of credit facility, expiration date	May 29, 2019
Line of credit facility, potential increase in borrowing capacity	$ 1,000,000,000
Revolving credit agreement minimum total shareholders equity required to maintain	2,400,000,000
Amounts drawn on line of credit	0
Long-term debt, fair value	11,000,000,000
Long-term debt, carrying value	10,032,000,000	$ 9,980,000,000
Interest and Debt Expense	$ 484,000,000	$ 501,000,000	$ 258,000,000